Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,403	$ 1,546
Deferred tax liabilities	0	0
NET	1,403	1,546	$ 1,357	$ 2,715
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25	23
Deferred tax liabilities	0	0
NET	25	23	$ 29	$ 26
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60,308	66,304
Deferred tax liabilities	0	0
NET	60,308	66,304
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(58,930)	(64,781)
NET	(58,930)	(64,781)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60,333	66,327
Deferred tax liabilities	(58,930)	(64,781)
NET	1,403	1,546
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58,930	64,781
Deferred tax liabilities	$ (58,930)	$ (64,781)